                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [__]; Amendment Number:______

This Amendment (Check only one.): [__] is a restatement.
                                  [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Selz Capital LLC

Address:   600 Fifth Avenue (25th Floor)
           New York, NY 10020

Form 13F File Number: 28-10873
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Bernard Selz
Title:         Managing Member
Phone:         (212) 218-8270

Signature, Place, and Date of Signing:

    /s/ Bernard Selz
------------------------        New York, NY                4-18-08
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-                    None
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: -0-

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 158,170
                                      (thousands)

List of other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number         Name
---      ----------------------------------  ----
         28-_______________________          NONE

   [Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1               Column 2    Column 3  Column 4     Column 5         Column 6          Column 8
--------            -------------- --------- -------- ------------------  ---------- ------------------------
                                                      Shares/Prn Amount/
Name of Issuer      Title of Class  Cusip               Put-Call                         Voting Authority
--------------      -------------- ---------  Value   ------------------  Investment ------------------------
                                             (x$1000)                     Discretion  Sole   Shared   None
-                                            --------                     ---------- ------- ------ ---------
AXIS CAPITAL
  HOLDINGS......... SHS            G0692U109   8,495    250,000    SH        SOLE     55,000   --     195,000
CDC CORP........... SHS A          G2022L106   1,765    500,000    SH        SOLE    126,000   --     374,000
ALESCO FINL INC.... COM            014485106     922    320,000    SH        SOLE     70,000   --     250,000
ANNALY CAP MGMT
  INC.............. COM            035710409   7,623    497,600    SH        SOLE     80,000   --     417,600
CAPITALSOURCE INC.. COM            14055X102   1,451    150,000    SH        SOLE     35,000   --     115,000
COMPTON PETE CORP.. COM            204940100  13,431  1,211,000    SH        SOLE    230,000   --     981,000
CRYSTAL RIV CAP
  INC.............. COM            229393301   2,411    270,000    SH        SOLE     53,000   --     217,000
ELIXIR GAMING
  TECHNOLOGIES..... COM            28661G105   1,998  1,030,000    SH        SOLE    164,000   --     866,000
FARO TECHNOLOGIES
  INC.............. COM            311642102   3,742    120,000    SH        SOLE     29,000   --      91,000
FLAMEL
  TECHNOLOGIES SA.. ADR            338488109   4,567    490,000    SH        SOLE     99,000   --     391,000
GOLDCORP INC NEW... COM            380956409   5,425    140,000    SH        SOLE     23,000   --     117,000
GRACE W R & CO DEL
  NEW.............. COM            38388F108  12,095    530,000    SH        SOLE    120,000   --     410,000
ISHARES SILVER
  TRUST............ ISHARES        46428Q109   1,704     10,000    SH        SOLE      2,000   --       8,000
JER INVT TR INC.... COM            46614H301   2,787    328,700    SH        SOLE     74,000   --     254,700
KKR FINANCIAL HLDGS
  LLC.............. COM            48248A306   1,266    100,000    SH        SOLE     22,000   --      78,000
MDC PARTNERS INC... CL A SUB VTG   552697104   4,362    600,000    SH        SOLE    130,000   --     470,000
MERCK & CO INC..... COM            589331107   7,590    200,000    SH        SOLE     48,000   --     152,000
NORTHSTAR RLTY FIN
  CORP............. COM            66704R100   4,248    520,000    SH        SOLE     86,000   --     434,000
PROGRESSIVE GAMING
  INTL CORP........ COM            74332S102   2,175  1,026,000    SH        SOLE    153,000   --     873,000
PROSHARES TR....... ULTRASHRT FINL 74347R628   1,177     10,000    SH        SOLE      2,000   --       8,000
RAIT FINANCIAL
  TRUST............ COM            749227104   1,110    160,000    SH        SOLE     30,000   --     130,000
RANDGOLD RES LTD... ADR            752344309   5,097    110,000    SH        SOLE     24,000   --      86,000
RESOURCE CAP CORP.. COM            76120W302   2,725    360,000    SH        SOLE     86,000   --     274,000
SAFEWAY INC........ COM             86514208   3,229    110,000    SH        SOLE     25,000   --      85,000
SILVER WHEATON
  CORP............. COM            828336107   4,038    260,000    SH        SOLE     54,000   --     206,000
TESCO CORP......... COM            88157K101  32,697  1,365,000    SH        SOLE    230,000   --   1,135,000
3-D SYS CORP DEL... COM            88554D205   8,481    577,302    SH        SOLE     60,402   --     516,900
VERIFONE HLDGS INC. COM            92342Y109   3,174    200,000    SH        SOLE     46,000   --     154,000
VICOR CORP......... COM            925815102   1,910    160,000    SH        SOLE     43,000   --     117,000
WALGREEN CO........ COM            931422109   6,475    170,000    SH        SOLE     35,000   --     135,000
                                             158,170